Share-based payments (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payments
Most relevant vesting periods for the grants outstanding	55.81%	53.52%
Most relevant vesting periods for grants outstanding1	34.69%	39.95%
Description of awards vesting period	3.8 years	Up to 3.2 years